Material Accounting Policies (Details)	9 Months Ended
Sep. 30, 2025
Material Accounting Policies [Line Items]
Translations rate	4.2096
RM [Member]
Material Accounting Policies [Line Items]
Translations rate	4.2096
USD [Member]
Material Accounting Policies [Line Items]
Translations rate	4.3265